SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Total convertible notes payable	$ 500,000	$ 27,000,000
Unamortized debt discount and deferred financing costs		(2,172,914)
Change in fair value of embedded derivatives	87,303
Subtotal	587,303	24,827,086
Less: current portion of convertible notes payable	262,782	24,827,086
Long-term convertible notes payable	324,521
Maturity One [Member]
Short-Term Debt [Line Items]
Total convertible notes payable		$ 27,000,000
Issuance Date		June 2022
Maturity Date		June 2024
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Maturity Two [Member]
Short-Term Debt [Line Items]
Total convertible notes payable	$ 250,000
Issuance Date	January 2024
Maturity Date		July 2024
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Maturity Three [Member]
Short-Term Debt [Line Items]
Total convertible notes payable	$ 250,000
Issuance Date	March 2024
Maturity Date		March 2027
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Conversion Price		$ 0.0012